Financial Instruments - Summary of Loss Allowance For Expected Credit Losses (Detail) - Trade receivables [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of allowance for impairment [line items]
Beginning balance	€ 591	€ 358	€ 192
Expected credit losses recognize	174	316	285
Write-offs	(21)	(83)	(119)
Ending balance	€ 744	€ 591	€ 358